Financial Risks - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Statement [Line Items]
Unused short-term lines of credit	¥ 1,836,532	¥ 1,861,792	¥ 1,892,166
Unused long-term lines of credit	6,446,277	5,345,718	6,457,394
Impact on other comprehensive income, before tax effect	¥ (238,986)	(233,820)
Equity price risk [member] | Trading equity securities [member]
Statement [Line Items]
Percentage of equity financial assets changes	10.00%
Impact on other comprehensive income, before tax effect	¥ 262,396	¥ 189,518
Interest rate, measurement input [Member]
Statement [Line Items]
Percentage of reasonably possible increase in unobservable input, assets		1.00%
Commercial paper programs [Member]
Statement [Line Items]
Unused short-term lines of credit	¥ 550,408	¥ 374,273	¥ 274,058